Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Medical Technology and Devices Portfolio	Apr. 29, 2025
Select Medical Technology and Devices Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	9.89%
Past 5 years	6.12%
Past 10 years	11.56%
Select Medical Technology and Devices Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.60%
Past 5 years	4.79%
Past 10 years	9.87%
Select Medical Technology and Devices Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.52%
Past 5 years	4.75%
Past 10 years	9.12%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1521
Average Annual Return:
Past 1 year	3.85%
Past 5 years	4.87%
Past 10 years	11.19%